INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table summarizes the movement in the net book value of intangible assets, including goodwill for the six-month period ended June 30:

	2024	2023

Balance as of January 1	1,619	1,960

Additions	38	41
Disposals and write offs	(3)	—
Divestment and reclassification to held for sale	(8)	—
Amortization	(100)	(104)
Currency translation	(34)	(236)
Other	2	(1)

Balance as of June 30	1,514	1,660
Goodwill
Included within total intangible asset movements for the six-month period ended June 30, 2024, as shown above, are the following movements in goodwill for the group, per cash generating unit ("CGU"):

CGU	June 30, 2024	Currency translation	January 1, 2024

Pakistan	181	2	179
Kazakhstan	125	(4)	129
Uzbekistan	30	(1)	31
Ukraine	9	(1)	10

Total	345	(4)	349
Impairment analysis
Goodwill is tested for impairment annually or when circumstances indicate the carrying value may be impaired. When reviewing for indicators of impairment in interim periods, the Company considers, among other things, the relationship between its market capitalization and its book value, as well as the weighted average cost of capital and the quarterly financial performance of each cash-generating unit ("CGU"). Refer to the table above for an overview of the carrying value of goodwill per CGU.
VEON performed its annual impairment testing at September 30, 2023. For further details regarding calculations and assumptions used for impairment testing, refer to the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2022, and once available, the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2023 (which are expected to be published in the last quarter of 2024 due to the delay the Group experienced in appointing an auditor for 2023).
Impairment losses in 2024

The Company performed an assessment of whether a goodwill impairment existed in any of the CGUs during the six-month period ended June 30, 2024. Based on the analysis performed, no impairment was identified for any CGU's.

The Company also performed impairment testing for the Bangladesh CGU during the six-month period ended June 30, 2024. Based on the testing performed, no tangible and intangible asset impairment loss was recorded.

Impairment losses in 2023
The Company performed an assessment of whether a goodwill impairment exists in any of the CGUs during the six-month period ended June 30, 2023. Based on the analysis performed, no impairment was identified for any CGUs.